Intangible Assets (Tables) - Next NRG Holding Corp [Member]	3 Months Ended
Mar. 31, 2024
Schedule of Intangible Assets

			Estimated
Classification	March 31, 2024	December 31, 2023	Useful Lives (Years)

License agreements	$4,900,000	$-	15
Tradenames/trademarks	600,000	-	5
Less: accumulated amortization	(111,667)	-
Intangibles - net	$5,388,333	$-

Schedule of Estimated Amortization Expense

Estimated amortization expense for each of the five (5) succeeding years and thereafter is as follows:

For the Years Ended December 31:

2024 (9 Months)	335,000
2025	446,668
2026	446,668
2027	446,668
2028	446,668
Thereafter	3,266,661
Total	$5,388,333